Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2020
Other assets-Other / Other liabilities [Abstract]
Other assets-Other / Other liabilities
10. Other assets—Other / Other liabilities:
The following table presents components of
Other assets—Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Other assets—Other:
Securities received as collateral	¥282,656	¥290,269
Goodwill and other intangible assets	19,792	17,783
Deferred tax assets net	15,026	13,431
Investments in equity securities for other than operating purposes (1)	175,015	141,855
Prepaid expenses	14,544	16,262
Other	241,058	347,422

Total	¥748,091	¥827,022

Other liabilities:
Obligation to return securities received as collateral	¥282,656	¥290,269
Accrued income taxes	11,898	16,362
Other accrued expenses and provisions	401,408	396,560
Other (2)	162,905	331,257

Total	¥858,867	¥1,034,448

(1)	Includes marketable and
non-marketable
equity securities held for other than trading or operating purposes. These investments comprise
of listed equity securities and unlisted equity securities of ¥45,712 million and ¥129,303 million respectively, as of March 31, 2019, and ¥32,545 million and ¥109,310 million respectively, as of March 31, 2020. These securities are carried at fair value, with changes in fair value recognized within
Revenue—Other
in the consolidated statements of income.
(2)	As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through Other liabilities—Other . See Note 8 “Leases” for further information.
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.
Impairment testing of goodwill is inherently subjective and often requires management judgment to determine when to perform an impairment test, whether qualitatively the fair value of a reporting unit exceeds its carrying value and also to estimate the fair value of a reporting unit when a quantitative impairment test is required.
An annual goodwill impairment test was performed in the fourth quarter. Whilst determination of fair value of the reporting unit was more subjective because of the impact of the COVID-19 pandemic, the estimated fair value of the reporting unit exceeded carrying value and therefore no impairment loss was recognized.
The following table presents changes in goodwill, which are reported in the consolidated balance sheets within
Other assets—Other
for the years ended March 31, 2019 and 2020.

	Millions of yen
	Year ended March 31, 2019
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment (2)	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥89,492	¥(11,442)	¥78,050	¥—	¥(81,372)	¥3,322	¥92,814	¥(92,814)	¥—
Other	473	—	473	—	—	1	474	—	474

Total	¥89,965	¥(11,442)	¥78,523	¥—	¥(81,372)	¥3,323	¥93,288	¥(92,814)	¥474

	Millions of yen
	Year ended March 31, 2020
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥—	¥—	¥—	¥92,814	¥(92,814)	¥—
Other	474	—	474	—	—	(2)	472	—	472

Total	¥93,288	¥(92,814)	¥474	¥—	¥—	¥(2)	¥93,286	¥(92,814)	¥472

(1)	Includes currency translation adjustments.
(2)	For the year ended March 31, 2019, Nomura recognized impairment losses on goodwill of ¥81,372 million within the Wholesale segment. Nomura performed an impairment test based on Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31, 2019 was ¥nil. These impairment losses were recorded within
Non-interest expense—Other
in the consolidated statements of income. The fair values were determined based on a DCF method.
During the fourth quarter, management considered but determined the COVID-19 pandemic did not indicate that certain finite-lived intangible assets were impaired. As a result, a formal impairment test over the relevant asset groups which include these intangible assets was not required.
The following table presents finite-lived intangible assets by type as of March 31, 2019 and 2020.

	Millions of yen
	March 31, 2019			March 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥64,381	¥(54,686)	¥9,695	¥63,331	¥(55,342)	¥7,989
Other	1,050	(280)	770	999	(373)	626

Total	¥65,431	¥(54,966)	¥10,465	¥64,330	¥(55,715)	¥8,615

Amortization expenses for the years ended March 31, 2018, 2019 and 2020 were ¥3,324 million, ¥2,504 million and ¥1,662 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2021	¥4,050
2022	3,296
2023	181
2024	177
2025	174
The am
ounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥
8,853
 million and ¥
8,696
 million as of March 31, 2019 and 2020, respectively.
An annual impairment test was performed in the fourth quarter against these intangibles. Whilst determination of fair value of these intangibles was more subjective because of the impact of the COVID-19 pandemic, the estimated fair value of each intangible exceeded carrying value and therefore no impairment loss was recognized.